Equity - Schedule of Share of Associates Joint Ventures and other Reserves (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [abstract]
Opening balance	€ 2,235	€ 1,733	€ 1,483
Result for the year	153	124	131
Transfer to/from retained earnings	139	265
Closing balance	€ 2,527	€ 2,235	€ 1,733